Consolidated Statements of Comprehensive Income/(Loss) (Parenthetical) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax (expense)/benefit on unrealized gains (losses) related to available-for-sale securities	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ (0.2)	$ (0.1)
Other Comprehensive Income (Loss), Reclassification Adjustment for Sale of Securities Included in Net Income, Tax	0.0	0.0	0.0	0.0
AOCI reclassed to Retained Earnings, income tax	0.0	0.0	0.0	0.0
Income tax (expense)/benefit on unrealized gains (losses) related to derivative activity	0.1	0.0	(0.1)	0.2	0.1	(5.3)	(8.8)
Income tax (expense)/benefit on reclassification of earnings related to derivative activity	(0.1)	0.1	0.0	0.3	0.4	0.3	0.5
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives Related to Discontinued Operations, Tax	(0.4)	0.0	(0.4)	(1.5)	(1.2)	4.1	16.2
Income tax (expense)/benefit on prior service cost related to pension and postretirement activity	0.0	0.0	0.0	0.0	0.6	0.4	0.0
Income tax (expense)/benefit on net loss related to pension and postretirement activity	0.0	0.0	0.0	0.0	(0.5)	1.1	2.4
Income tax (expense)/benefit on reclassification of earnings related to pension and postretirement activity					$ (0.2)	$ (0.5)	$ (0.6)
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, Tax	$ (0.1)	$ (0.1)	$ (0.1)	$ (0.1)